Investments - Summarized Information for Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Net revenue	$ 307.9	$ 323.9
Gross profit	69.4	85.6
Income from continuing operations	11.3	25.8
Net income	7.8	18.6
Current assets	319.9	243.5
Noncurrent assets	16.2	13.0
Current liabilities	219.3	165.7
Noncurrent liabilities	$ 16.8	$ 13.9